9. DARPA CONTRACT AND RELATED REVENUE RECOGNITION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 387,438	$ 863,011
Milestone 2.6.1.3 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		193,719
Milestone 2.6.1.4 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		193,719
Milestone M6 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		186,164
Milestone 2.5.1.1 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		186,164
Milestone 2.5.2.2 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		296,964
Milestone 2.6.1.1 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		$ 193,719